ORGANIZATION AND NATURE OF THE BUSINESS	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF THE BUSINESS

NOTE 1:	ORGANIZATION AND NATURE OF THE BUSINESS

a.	Description of the Business

Nasus Pharma Ltd. (the “Company”) was incorporated in May 2019 under the laws of the State of Israel. The Company is a clinical stage specialty pharmaceutical company focused primarily on the development of innovative intranasal products . The Company is developing a powder-based intranasal technology with a specialized product portfolio to address acute medical conditions and public health threats. The Company’s lead product candidate is NS002, an intranasal powder Epinephrine nasal spray for the treatment of type 1 severe allergies and anaphylaxis. The Company has also been developing NS001, an intranasal naloxone powder nasal spray for the treatment of opioid overdose. In addition, the Company is developing NS003, an intranasal powder formulation of ondansetron for the treatment of chemotherapy-induced and postoperative nausea and vomiting. Following the successful completion of its Phase 3 clinical trial, the Company has paused development activities for NS001 and is evaluating potential partnering opportunities and strategic alternatives for the program.

The Company has a wholly-owned subsidiary in Delaware, Nasus Pharma, Inc., which has had no operations since its incorporation in June 2026. The Company incorporated the subsidiary for future anticipated activity in the United States.

b.	Liquidity and Going Concern

The financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Since inception, the Company has devoted substantially all of its efforts to business planning, research and development, conducting clinical trials and securing capital resources. The Company remains in the development and clinical stage and has not generated revenue from its product candidates to date. As a result, the magnitude of future operating losses and the timing of achieving profitability remain uncertain.

During the six months ended June 30, 2026, the Company incurred a net loss of $5,942 (and a loss of $5,948 from continuing operations) and used net cash flows from operations of $6,036 (and cash used in continuing operations was $5,995). Additionally, as of June 30, 2026, the Company had an accumulated deficit of $24,462.

The Company has funded its operations to date primarily through equity financing and the issuance of convertible securities in the form of simple agreements of future equity (“SAFE”) (see Note 3). Additionally, on August 14, 2025, the Company successfully completed its initial public offering (“IPO”), and, on September 30, 2025, closed on a partial exercise of the over-allotment option by the underwriters of its IPO, raising an aggregate of $10.0 million in gross proceeds. On February 13, 2026, the Company closed a private placement transaction with certain institutional and accredited investors for the issuance of Ordinary Shares and warrants to purchase Ordinary Shares (the “Ordinary Warrants”), for aggregate gross proceeds of $15.0 million.

Additional funding will be required to complete the Company’s research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company’s products and to achieve a level of sales adequate to support the Company’s cost structure. While the Company has been able to raise outside capital in the past, there is no assurance that it will be able to successfully obtain additional financing on a timely basis in terms acceptable to the Company.

Management expects that the Company will continue to generate losses from the clinical development and regulatory activities of its product candidates, which would result in negative cash flow from operating activity. This has led management to conclude that there is substantial doubt about the Company’s ability to continue as a going concern. The Company’s consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty

c.	Stock split

On August 6, 2025, the Company effected a forward share split at a ratio of 1-for-4.77008. All share and per share amounts for Ordinary Shares, share options and loss per share amounts have been adjusted to give retroactive effect to the forward share split for all periods presented in these consolidated financial statements.

d.	Initial Public Offering and Private Placement

On August 14, 2025, the Company closed its IPO of 1,250,800 Ordinary Shares, at a price of $8.00 per share and on September 30, 2025, the Company closed on a partial exercise of the underwriters’ over-allotment option to purchase additional 3,824 Ordinary Shares, at a price of $8.00 per share, resulting in total gross proceeds from the IPO of $10.0 million (net proceeds of $8.2 million after deducting underwriting discounts and commissions and other offering expenses). The Company’s Ordinary Shares are listed on the NYSE American and commenced trading under the symbol “NSRX” on August 13, 2025.

In addition, pursuant to the terms of the underwriting agreement for the IPO, the underwriter was granted 37,614 Underwriter Warrants. The Underwriter Warrants have an exercise price equal to $10.00 per Ordinary Share, became exercisable on February 10, 2026 and will expire on August 10, 2030. The Company estimated the fair value of the Underwriter Warrants using a Black-Scholes options pricing model to be approximately $257, which were recognized as issuance expenses. The Underwriter Warrants were classified as equity in accordance with ASC 815-40, as they are indexed to the Company’s own stock and meet all equity classification criteria. Accordingly, the Underwriter Warrants were recorded within shareholders’ equity and are not subsequently remeasured.

On February 10, 2026, the Company entered into a definitive securities purchase agreement (the “Securities Purchase Agreement”), for a private placement of Ordinary Shares and Ordinary Warrants (the “February 2026 Private Placement”). Pursuant to the Securities Purchase Agreement, certain investors purchased 2,695,425 of the Company’s Ordinary Shares and Ordinary Warrants to purchase up to 2,695,425 Ordinary Shares at a combined purchase price of $5.565 per share and accompanying Warrant. The February 2026 Private Placement resulted in gross proceeds to the Company of $15.0 million (net proceeds of $13.7 million after deducting placement agent fees and other expenses).

The Ordinary Warrants have an exercise price of $6.53 per Ordinary Share, and expire upon the earlier of two years from the date of issuance and 30 trading days following the Company’s announcement of the top-line results of the Company’s NS002 pivotal study. None of the Ordinary Warrants have been expired nor  exercised as of the date of these consolidated financial statements. The Ordinary Warrants were classified as equity in accordance with ASC 815-40, as they are indexed to the Company’s own stock and meet all equity classification criteria. Accordingly, the Ordinary Warrants were recorded within shareholders’ equity.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)